GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.85%
98,600	Element Solutions Inc(a)	$ 824,296
48,275	Orion Engineered Carbons SA	360,132
26,608	Steel Dynamics Inc	599,744
		1,784,172
Communications — 5.98%
7,786	8x8 Inc(a)	107,914
36,299	Calix Inc(a)	256,997
3,020	Cardlytics Inc(a)	105,579
39,411	Ciena Corp(a)	1,568,952
10,291	EverQuote Inc Class A(a)(b)	270,139
10,555	Fiverr International Ltd(a)	265,669
81,237	Houghton Mifflin Harcourt Co(a)	152,726
88,990	Limelight Networks Inc(a)	507,243
21,733	Mimecast Ltd(a)	767,175
39,741	PagerDuty Inc(a)(b)	686,725
13,826	RealReal Inc(a)(b)	96,920
15,191	Rubicon Project Inc(a)	84,310
1,266	Stamps.com Inc(a)	164,681
11,515	Zendesk Inc(a)	737,075
		5,772,105
Consumer, Cyclical — 9.22%
22,188	Boot Barn Holdings Inc(a)	286,891
5,358	Burlington Stores Inc(a)	849,029
43,392	Callaway Golf Co	443,466
7,902	Children's Place Inc(b)	154,563
71,427	Extended Stay America Inc	522,131
11,240	FirstCash Inc	806,358
8,697	Fox Factory Holding Corp(a)	365,274
4,641	Freshpet Inc(a)	296,421
19,146	IAA Inc(a)	573,614
67,537	International Game Technology PLC(b)	401,845
34,305	KAR Auction Services Inc	411,660
3,793	Kura Sushi USA Inc Class A(a)	45,364
4,455	LGI Homes Inc(a)	201,143
51,463	Lions Gate Entertainment Corp Class B(a)	287,164
10,581	Malibu Boats Inc Class A(a)	304,627
4,128	National Vision Holdings Inc(a)	80,166
4,379	Papa John's International Inc	233,707
33,975	PetIQ Inc(a)(b)	789,239
1,026	RH(a)(b)	103,082
43,670	Skyline Champion Corp(a)	684,746
6,079	Sleep Number Corp(a)	116,474
19,387	Sonos Inc(a)	164,402
50,765	Wabash National Corp	366,523
2,066	Wingstop Inc	164,660
12,013	YETI Holdings Inc(a)(b)	234,494
		8,887,043
Consumer, Non-Cyclical — 32.87%
20,614	ACADIA Pharmaceuticals Inc(a)	870,942
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
19,205	Adaptive Biotechnologies Corp(a)(b)	$ 533,515
34,356	Aduro Biotech Inc(a)	94,136
5,386	Alector Inc(a)	129,964
5,249	Alnylam Pharmaceuticals Inc(a)	571,354
64,347	Amicus Therapeutics Inc(a)	594,566
15,204	AMN Healthcare Services Inc(a)	878,943
2,454	Arena Pharmaceuticals Inc(a)(b)	103,068
25,163	ASGN Inc(a)	888,757
18,266	AtriCure Inc(a)	613,555
7,340	Aurinia Pharmaceuticals Inc(a)	106,503
52,371	Avantor Inc(a)	654,114
28,698	Axogen Inc(a)	298,459
35,670	Axonics Modulation Technologies Inc(a)(b)	906,375
2,852	Black Diamond Therapeutics Inc(a)	71,157
6,574	Bluebird Bio Inc(a)	302,141
9,899	Blueprint Medicines Corp(a)	578,894
17,248	Cardiovascular Systems Inc(a)	607,302
2,642	Castle Biosciences Inc(a)	78,758
4,579	Celsius Holdings Inc(a)(b)	19,278
81,546	Cerus Corp(a)	379,189
3,910	ChemoCentryx Inc(a)	157,104
4,889	Coherus Biosciences Inc(a)	79,300
3,606	Deciphera Pharmaceuticals Inc(a)	148,459
4,501	Denali Therapeutics Inc(a)	78,813
5,903	Eidos Therapeutics Inc(a)(b)	289,188
11,832	elf Beauty Inc(a)	116,427
12,153	Emergent BioSolutions Inc(a)	703,173
5,585	Euronet Worldwide Inc(a)	478,746
29,343	Flexion Therapeutics Inc(a)(b)	230,929
2,651	Forty Seven Inc(a)	252,959
2,111	Galapagos NV Sponsored ADR(a)	413,587
18,433	Glaukos Corp(a)	568,842
9,979	Global Blood Therapeutics Inc(a)	509,827
10,358	HealthEquity Inc(a)	524,011
15,699	ICF International Inc	1,078,521
9,683	ICON Plc(a)	1,316,888
37,644	Immunomedics Inc(a)	507,441
6,341	Insmed Inc(a)	101,646
4,487	Inspire Medical Systems Inc(a)	270,476
4,450	Intercept Pharmaceuticals Inc(a)	280,172
11,288	Ionis Pharmaceuticals Inc(a)	533,697
18,821	Iovance Biotherapeutics Inc(a)	563,407
3,501	iRhythm Technologies Inc(a)	284,806
63,880	Ironwood Pharmaceuticals Inc(a)	644,549
2,122	Karuna Therapeutics Inc(a)	152,784
3,951	Krystal Biotech Inc(a)(b)	170,841
38,946	LiveRamp Holdings Inc(a)	1,282,102
23,605	Momenta Pharmaceuticals Inc(a)	642,056
8,649	Monro Inc	378,913
18,077	Myovant Sciences Ltd(a)	136,481
4,624	NanoString Technologies Inc(a)	111,207
3,317	Nevro Corp(a)	331,634
3,242	NextCure Inc(a)	120,181
7,903	Novocure Ltd(a)	532,188

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
8,273	OrthoPediatrics Corp(a)	$ 327,942
14,508	Pacira BioSciences Inc(a)	486,453
37,825	Performance Food Group Co(a)	935,034
3,112	REVOLUTION Medicines Inc(a)	68,184
10,775	Rocket Pharmaceuticals Inc(a)	150,311
5,743	Shockwave Medical Inc(a)	190,553
2,955	ShotSpotter Inc(a)	81,203
34,782	Silk Road Medical Inc(a)	1,094,937
3,356	Stoke Therapeutics Inc(a)	76,852
7,418	Strategic Education Inc	1,036,740
27,236	Syneos Health Inc(a)	1,073,643
13,852	Tactile Systems Technology Inc(a)	556,296
4,391	Teladoc Health Inc(a)	680,649
19,361	TG Therapeutics Inc(a)(b)	190,512
5,575	Turning Point Therapeutics Inc(a)	248,980
7,142	Twist Bioscience Corp(a)	218,402
1,186	uniQure NV(a)	56,276
4,843	Veracyte Inc(a)(b)	117,733
4,907	WEX Inc(a)	513,027
9,048	Zymeworks Inc(a)	320,933
		31,696,985
Energy — 0.30%
49,796	Parsley Energy Inc Class A	285,331
Financial — 11.52%
15,257	Argo Group International Holdings Ltd	565,424
9,677	Assetmark Financial Holdings Inc(a)	197,314
26,036	BRP Group Inc Class A(a)	274,680
3,442	eHealth Inc(a)	484,702
32,692	Essent Group Ltd	861,107
21,097	Evercore Inc Class A	971,728
30,151	Focus Financial Partners Inc Class A(a)	693,774
21,420	Goosehead Insurance Inc Class A(a)(b)	955,975
21,381	Palomar Holdings Inc(a)	1,243,519
14,317	QTS Realty Trust Inc REIT Class A	830,529
20,755	Redfin Corp(a)	320,042
25,978	Stifel Financial Corp	1,072,372
4,370	SVB Financial Group(a)	660,220
22,573	Triumph Bancorp Inc(a)	586,898
6,622	Trupanion Inc(a)(b)	172,371
33,729	Virtu Financial Inc Class A	702,238
6,737	Virtus Investment Partners Inc	512,753
		11,105,646
Industrial — 12.33%
12,203	AAR Corp	216,725
4,306	AeroVironment Inc(a)(b)	262,494
8,885	AO Smith Corp	335,942
28,661	Atkore International Group Inc(a)	603,887
Shares		Fair Value
Industrial — (continued)
33,757	Boise Cascade Co	$ 802,741
12,778	Chart Industries Inc(a)	370,306
14,927	CIRCOR International Inc(a)	173,601
3,798	Clean Harbors Inc(a)	194,989
10,028	Comtech Telecommunications Corp	133,272
9,441	Dycom Industries Inc(a)	242,162
1,071	ESCO Technologies Inc	81,300
11,271	Evoqua Water Technologies Corp(a)	126,348
10,742	Federal Signal Corp	293,042
53,361	GasLog Ltd(b)	193,167
13,943	Hub Group Inc Class A(a)	633,988
12,755	Ichor Holdings Ltd(a)	244,386
37,127	Ingersoll Rand Inc(a)	920,750
37,556	KBR Inc	776,658
21,341	Knight-Swift Transportation Holdings Inc	699,985
57,945	Kratos Defense & Security Solutions Inc(a)	801,959
13,078	Masonite International Corp(a)	620,551
2,609	OSI Systems Inc(a)	179,812
32,966	PGT Innovations Inc(a)	276,585
51,828	Schneider National Inc Class B	1,002,353
38,829	SPX Corp(a)	1,267,378
7,404	Woodward Inc	440,094
		11,894,475
Technology — 22.89%
12,139	Agilysys Inc(a)	202,721
69,342	Allscripts Healthcare Solutions Inc(a)	488,168
5,651	Appian Corp(a)(b)	227,340
20,472	Benefitfocus Inc(a)	182,405
20,459	Black Knight Inc(a)	1,187,850
68,799	Box Inc Class A(a)	965,938
5,674	Cabot Microelectronics Corp	647,630
15,933	Cerence Inc(a)	245,368
8,793	CEVA Inc(a)	219,209
26,810	Cornerstone OnDemand Inc(a)	851,217
11,029	CyberArk Software Ltd(a)	943,641
10,957	Endava PLC Sponsored ADR(a)	385,248
2,019	Everbridge Inc(a)(b)	214,741
61,026	Evolent Health Inc Class A(a)	331,371
24,163	FormFactor Inc(a)	485,435
3,654	Health Catalyst Inc(a)(b)	95,552
4,515	Impinj Inc(a)(b)	75,446
6,006	Kornit Digital Ltd(a)	149,489
16,771	Lumentum Holdings Inc(a)	1,236,023
71,333	Nuance Communications Inc(a)	1,196,968
14,886	Omnicell Inc(a)	976,224
24,447	Onto Innovation Inc(a)	725,342
20,394	Phreesia Inc(a)	428,886
20,199	PTC Inc(a)	1,236,381
17,916	Rambus Inc(a)	198,868
27,266	RealPage Inc(a)	1,443,189
18,658	Silicon Motion Technology Corp ADR	684,002

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Technology — (continued)
35,549	Sprout Social Inc Class A(a)(b)	$ 567,362
33,380	SS&C Technologies Holdings Inc	1,462,712
20,113	SVMK Inc(a)	271,727
11,151	Tabula Rasa HealthCare Inc(a)(b)	583,086
11,172	Talend SA ADR(a)	250,588
15,940	Teradyne Inc	863,470
6,159	Upland Software Inc(a)	165,184
53,343	Verra Mobility Corp(a)	380,869
71,479	Zuora Inc Class A(a)(b)	575,406
136,169	Zynga Inc Class A(a)	932,758
		22,077,814
TOTAL COMMON STOCK — 96.96% (Cost $111,947,744)		$93,503,571
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 5.57%
$1,275,550	Undivided interest of 10.22% in a repurchase agreement (principal amount/value $12,483,510 with a maturity value of $12,483,513) with Bank of America Securities Inc, 0.01%, dated 3/31/20 to be repurchased at $1,275,550 on 4/1/20 collateralized by Government National Mortgage Association securities, 3.00% - 3.50%, 12/20/49 - 3/20/50, with a value of $12,475,006.(c)	1,275,550
1,275,550	Undivided interest of 2.40% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $1,275,550 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $53,213,690.(c)	1,275,550
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,275,550	Undivided interest of 2.40% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $1,275,550 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $53,213,464.(c)	$ 1,275,550
1,275,550	Undivided interest of 2.45% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $1,275,550 on 4/1/20 collateralized by various U.S. Government Agency securities, 0.00% - 8.00%, 2/1/30 - 3/1/56, with a value of $52,074,465.(c)	1,275,550
268,535	Undivided interest of 52.14% in a repurchase agreement (principal amount/value $515,350 with a maturity value of $515,350) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $268,535 on 4/1/20 collateralized by U.S. Treasury securities, 0.00% - 3.00%, 5/15/44 - 8/15/48, with a value of $515,043.(c)	268,535
TOTAL SHORT TERM INVESTMENTS — 5.57% (Cost $5,370,735)		$5,370,735
TOTAL INVESTMENTS — 102.53% (Cost $117,318,479)		$98,874,306
OTHER ASSETS & LIABILITIES, NET — (2.53)%		$(2,442,268)
TOTAL NET ASSETS — 100.00%		$96,432,038

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2020.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2020

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2020